SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			6 Months Ended		12 Months Ended
	Jul. 30, 2015	Jun. 30, 2016	May 18, 2016	May 17, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Apr. 30, 2015
Class of Stock [Line Items]
Authorized grant of options, aggregate amount, shares								3,000,000
Aggregate exercise price of ordinary shares					$ 3,832		$ 7,430
Vesting Description

The options will vest as follows: 25% of the options granted to each employee will vest in June 2017, additional 75% shall vest in three equal annual installments of 25% each. These option shall be exercisable for 48 months following the vesting.

Stock-based compensation expense					$ 5
Options available for future grant		1,031,250			1,031,250
Employees and officers [Member]
Class of Stock [Line Items]
Stock issuance, shares		1,968,750
Equity issuance, price per share		$ 0.45			$ 0.45
Employees and officers [Member] | Vesting In June 2017 [Member]
Class of Stock [Line Items]
Vesting percentage of options		25.00%
Employees and officers [Member] | Vesting In Three Equal Annual Installments [Member]
Class of Stock [Line Items]
Vesting percentage of options		75.00%
Employees and directors [Member]
Class of Stock [Line Items]
Ordinary shares on a cashless basis upon warrants exercise
Stock-based compensation expense					$ 5
Unamortized compensation expenses					$ 543
Unamortized compensation expenses, period					3 years 6 months
Investor [Member]
Class of Stock [Line Items]
Warrants issued, term, years			24 months
Stock issuance, shares			8,510,638
Aggregate exercise price of ordinary shares			$ 2,000
Equity issuance, price per share			$ 0.235
Investor One [Member]
Class of Stock [Line Items]
Warrants issued, term, years			48 months
Stock issuance, shares			7,272,727
Aggregate exercise price of ordinary shares			$ 2,000
Equity issuance, price per share			$ 0.275
Consultant [Member]
Class of Stock [Line Items]
Warrants issued, term, years			18 months
Stock issuance, shares			1,021,276
Aggregate exercise price of ordinary shares			$ 240
Equity issuance, price per share			$ 0.235
Initial Public Offering [Member]
Class of Stock [Line Items]
Stock issuance, shares	6,910,569			17,021,276
Aggregate exercise price of ordinary shares				$ 4,000
Equity issuance, price per share	$ 1.23